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                       SUPPLEMENT DATED -- DEC. 21, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:


                                                               PROSPECTUS
PRODUCT NAME                                                   FORM #
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY              45307 G
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY             45304 G
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY               45300 G
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY           45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

----------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT OBJECTIVE
         FUND NAME                             AND POLICIES                              INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term growth of capital. Invests            RiverSource Investments, adviser;
Portfolio -- Select Value      primarily in equity securities of mid cap       Systematic Financial Management, L.P.
Fund                           companies as well as companies with larger      and WEDGE Capital Management L.L.P.,
                               and smaller market capitalizations. The Fund    sub-advisers
                               considers mid-cap companies to be either
                               those with a market capitalization of up to
                               $15 billion or those whose market
                               capitalization falls within range of the
                               Russell Mid Cap Value Index.
----------------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45304-8 A (12/07)

* Valid until next prospectus update.